Derivative Financial Instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cross currency swap liability	$ 114,431,000	$ 0
Interest expense cross currency swap liability	1,143,000	0	$ 0
Loss on termination of financial derivative instruments	38,985,000	0	0
Early termination of derivative contracts	1,360,000	(1,561,000)
Interest received	76,616,000	0	0
Interest paid	(294,297,000)	(251,734,000)	(42,878,000)
Unrealized foreign exchange (gain) loss (Note 13)	(72,891,000)	128,574,000	0
August 2016 Currency Swap
Disclosure of detailed information about financial instruments [line items]
Interest received	76,616,000	0	0
Interest paid	$ (81,583,000)	$ 0	$ 0